Significant Accounting Policies - Foreign Currency Translation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign Currency Translation:
Foreign currency exchange losses	$ 0.2	$ 0.2	$ 0.4